Leases (Details)	Dec. 31, 2024	Dec. 19, 2024
Leases [Line Items]
Borrowing rate		50.00%
Bottom of Range [Member]
Leases [Line Items]
Borrowing rate	3.00%
Top of Range [Member]
Leases [Line Items]
Borrowing rate	6.00%
QIND [Member]
Leases [Line Items]
Borrowing rate	8.00%